Expense Example - CAPITAL WORLD BOND FUND	Feb. 28, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 472
Expense Example, with Redemption, 3 Years	678
Expense Example, with Redemption, 5 Years	902
Expense Example, with Redemption, 10 Years	1,543
Class 529-A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	448
Expense Example, with Redemption, 3 Years	657
Expense Example, with Redemption, 5 Years	883
Expense Example, with Redemption, 10 Years	1,532
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	276
Expense Example, with Redemption, 3 Years	545
Expense Example, with Redemption, 5 Years	939
Expense Example, with Redemption, 10 Years	1,845
Class 529-C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	277
Expense Example, with Redemption, 3 Years	548
Expense Example, with Redemption, 5 Years	944
Expense Example, with Redemption, 10 Years	1,592
Class 529-E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	359
Expense Example, with Redemption, 5 Years	622
Expense Example, with Redemption, 10 Years	1,375
Class 529-T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	351
Expense Example, with Redemption, 3 Years	567
Expense Example, with Redemption, 5 Years	799
Expense Example, with Redemption, 10 Years	1,467
Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	346
Expense Example, with Redemption, 3 Years	551
Expense Example, with Redemption, 5 Years	773
Expense Example, with Redemption, 10 Years	1,410
Class F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	331
Expense Example, with Redemption, 5 Years	574
Expense Example, with Redemption, 10 Years	1,271
Class 529-F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	350
Expense Example, with Redemption, 5 Years	606
Expense Example, with Redemption, 10 Years	1,340
Class F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	335
Expense Example, with Redemption, 10 Years	750
Class F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	154
Expense Example, with Redemption, 5 Years	269
Expense Example, with Redemption, 10 Years	604
Class 529-F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	205
Expense Example, with Redemption, 5 Years	357
Expense Example, with Redemption, 10 Years	798
Class 529-F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	55
Expense Example, with Redemption, 3 Years	173
Expense Example, with Redemption, 5 Years	302
Expense Example, with Redemption, 10 Years	677
Class R-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	160
Expense Example, with Redemption, 3 Years	496
Expense Example, with Redemption, 5 Years	855
Expense Example, with Redemption, 10 Years	1,867
Class R-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	161
Expense Example, with Redemption, 3 Years	499
Expense Example, with Redemption, 5 Years	860
Expense Example, with Redemption, 10 Years	1,878
Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	359
Expense Example, with Redemption, 5 Years	622
Expense Example, with Redemption, 10 Years	1,375
Class R-4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	265
Expense Example, with Redemption, 5 Years	460
Expense Example, with Redemption, 10 Years	1,025
Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	55
Expense Example, with Redemption, 3 Years	173
Expense Example, with Redemption, 5 Years	302
Expense Example, with Redemption, 10 Years	677
Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	154
Expense Example, with Redemption, 5 Years	269
Expense Example, with Redemption, 10 Years	604
Class R-2E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	131
Expense Example, with Redemption, 3 Years	409
Expense Example, with Redemption, 5 Years	708
Expense Example, with Redemption, 10 Years	1,556
Class R-5E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	205
Expense Example, with Redemption, 5 Years	357
Expense Example, with Redemption, 10 Years	$ 798